Condensed Schedule of Investments U.S. Treasury Securities (USD $)	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)	54.75%		55.95%
U.S. Treasury Securities
Schedule of Investments [Line Items]
Fair Value	$ 8,395,413		$ 5,494,988
% of Partners' Capital (Net Asset Value)	25.02%		10.99%
Investment Owned, at Cost	8,430,578		5,544,968
U.S. Treasury Securities | 1.88% U.S.Treasury Note Due 2014-02-28
Schedule of Investments [Line Items]
Face Value	750,000		500,000
Fair Value	756,888		512,827
% of Partners' Capital (Net Asset Value)	2.26%		1.03%
% Yield	1.88%	[1]	1.88%	[1]
U.S. Treasury Securities | 1.00% U.S.Treasury Note Due 2014-05-15
Schedule of Investments [Line Items]
Face Value	500,000
Fair Value	502,309
% of Partners' Capital (Net Asset Value)	1.50%
% Yield	1.00%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-05-31
Schedule of Investments [Line Items]
Face Value	500,000
Fair Value	500,403
% of Partners' Capital (Net Asset Value)	1.49%
% Yield	0.25%	[1]
U.S. Treasury Securities | 2.63% U.S.Treasury Note Due 2014-06-30
Schedule of Investments [Line Items]
Face Value	500,000
Fair Value	506,247
% of Partners' Capital (Net Asset Value)	1.51%
% Yield	2.63%	[1]
U.S. Treasury Securities | 0.63% U.S.Treasury Note Due 2014-07-15
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	251,415
% of Partners' Capital (Net Asset Value)	0.75%
% Yield	0.63%	[1]
U.S. Treasury Securities | 2.63% U.S.Treasury Note Due 2014-07-31
Schedule of Investments [Line Items]
Face Value	500,000
Fair Value	512,758
% of Partners' Capital (Net Asset Value)	1.53%
% Yield	2.63%	[1]
U.S. Treasury Securities | 2.38% U.S.Treasury Note Due 2014-08-31
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	255,699
% of Partners' Capital (Net Asset Value)	0.76%
% Yield	2.38%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-09-15
Schedule of Investments [Line Items]
Face Value	400,000
Fair Value	400,642
% of Partners' Capital (Net Asset Value)	1.19%
% Yield	0.25%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-09-30
Schedule of Investments [Line Items]
Face Value	1,000,000
Fair Value	1,001,459
% of Partners' Capital (Net Asset Value)	2.98%
% Yield	0.25%	[1]
U.S. Treasury Securities | 0.50% U.S.Treasury Note Due 2014-10-15
Schedule of Investments [Line Items]
Face Value	400,000
Fair Value	401,553
% of Partners' Capital (Net Asset Value)	1.20%
% Yield	0.50%	[1]
U.S. Treasury Securities | 2.13% U.S.Treasury Note Due 2014-11-30
Schedule of Investments [Line Items]
Face Value	700,000
Fair Value	713,698
% of Partners' Capital (Net Asset Value)	2.13%
% Yield	2.13%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2014-12-15
Schedule of Investments [Line Items]
Face Value	40,000
Fair Value	40,037
% of Partners' Capital (Net Asset Value)	0.12%
% Yield	0.25%	[1]
U.S. Treasury Securities | 0.13% U.S.Treasury Note Due 2014-12-31
Schedule of Investments [Line Items]
Face Value	600,000
Fair Value	599,815
% of Partners' Capital (Net Asset Value)	1.79%
% Yield	0.13%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2015-01-31
Schedule of Investments [Line Items]
Face Value	1,250,000
Fair Value	1,252,333
% of Partners' Capital (Net Asset Value)	3.72%
% Yield	0.25%	[1]
U.S. Treasury Securities | 0.13% U.S.Treasury Note Due 2015-04-30
Schedule of Investments [Line Items]
Face Value	600,000
Fair Value	599,425
% of Partners' Capital (Net Asset Value)	1.79%
% Yield	0.13%	[1]
U.S. Treasury Securities | 0.25% U.S.Treasury Note Due 2015-12-31
Schedule of Investments [Line Items]
Face Value	101,000
Fair Value	100,732
% of Partners' Capital (Net Asset Value)	0.30%
% Yield	0.25%	[1]
U.S. Treasury Securities | 1.38% U.S.Treasury Note Due 2013-01-15
Schedule of Investments [Line Items]
Face Value			125,000
Fair Value			125,850
% of Partners' Capital (Net Asset Value)			0.25%
% Yield			1.38%	[1]
U.S. Treasury Securities | 1.38% U.S.Treasury Note Due 2013-02-15
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			302,015
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			1.38%	[1]
U.S. Treasury Securities | 0.63% U.S.Treasury Note Due 2013-02-28
Schedule of Investments [Line Items]
Face Value			25,000
Fair Value			25,075
% of Partners' Capital (Net Asset Value)			0.05%
% Yield			0.63%	[1]
U.S. Treasury Securities | 3.50% U.S.Treasury Note Due 2013-05-31
Schedule of Investments [Line Items]
Face Value			700,000
Fair Value			711,897
% of Partners' Capital (Net Asset Value)			1.43%
% Yield			3.50%	[1]
U.S. Treasury Securities | 3.38% U.S.Treasury Note Due 2013-06-30
Schedule of Investments [Line Items]
Face Value			400,000
Fair Value			406,444
% of Partners' Capital (Net Asset Value)			0.81%
% Yield			3.38%	[1]
U.S. Treasury Securities | 1.00% U.S.Treasury Note Due 2013-07-15
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			252,311
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			1.00%	[1]
U.S. Treasury Securities | 3.38% U.S.Treasury Note Due 2013-07-31
Schedule of Investments [Line Items]
Face Value			800,000
Fair Value			826,205
% of Partners' Capital (Net Asset Value)			1.66%
% Yield			3.38%	[1]
U.S. Treasury Securities | 4.25% U.S.Treasury Note Due 2013-08-15
Schedule of Investments [Line Items]
Face Value			500,000
Fair Value			520,663
% of Partners' Capital (Net Asset Value)			1.04%
% Yield			4.25%	[1]
U.S. Treasury Securities | 0.75% U.S.Treasury Note Due 2013-08-15
Schedule of Investments [Line Items]
Face Value			500,000
Fair Value			503,291
% of Partners' Capital (Net Asset Value)			1.01%
% Yield			0.75%	[1]
U.S. Treasury Securities | 0.50% U.S.Treasury Note Due 2013-11-15
Schedule of Investments [Line Items]
Face Value			400,000
Fair Value			401,369
% of Partners' Capital (Net Asset Value)			0.80%
% Yield			0.50%	[1]
U.S. Treasury Securities | 0.75% U.S.Treasury Note Due 2013-12-15
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			251,416
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.75%	[1]
U.S. Treasury Securities | 0.13% U.S.Treasury Note Due 2013-12-31
Schedule of Investments [Line Items]
Face Value			400,000
Fair Value			399,751
% of Partners' Capital (Net Asset Value)			0.80%
% Yield			0.13%	[1]
U.S. Treasury Securities | 1.75% U.S.Treasury Note Due 2014-03-31
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			$ 255,874
% of Partners' Capital (Net Asset Value)			0.51%
% Yield			1.75%	[1]

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.